CONSOLIDATED STATEMENTS OF FINANCIAL CONDITION - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
ASSETS
Cash and due from banks	$ 53,295	$ 23,350
Interest bearing deposits	12,009	46,894
Cash and Cash Equivalents	65,304	70,244
Interest bearing deposits - time	350	595
Equity securities at fair value	0	393
Securities available for sale	518,400	427,926
Federal Home Loan Bank and Federal Reserve Bank stock, at cost	18,359	18,359
Loans held for sale, carried at fair value	69,800	44,753
Loans held for sale, carried at lower of cost or fair value	0	41,471
Loans
Loans	2,725,023	2,582,520
Allowance for loan losses	(26,148)	(24,888)
Net Loans	2,698,875	2,557,632
Other real estate and repossessed assets, net	1,865	1,299
Property and equipment, net	38,411	38,777
Bank-owned life insurance	55,710	55,068
Deferred tax assets, net	2,072	5,779
Capitalized mortgage loan servicing rights	19,171	21,400
Other intangibles	5,326	6,415
Goodwill	28,300	28,300
OtherAssets	42,751	34,870
Total Assets	3,564,694	3,353,281
Deposits
Non-interest bearing	852,076	879,549
Savings and interest-bearing checking	1,186,745	1,194,865
Reciprocal	431,027	182,072
Time	376,877	385,981
Brokered time	190,002	270,961
Total Deposits	3,036,727	2,913,428
Other borrowings	88,646	25,700
Subordinated debentures	39,456	39,388
OtherLiabilities	49,696	35,771
Total Liabilities	3,214,525	3,014,287
Commitments and contingent liabilities
Shareholders' Equity
Preferred stock, no par value, 200,000 shares authorized; none issued or outstanding	0	0
Common stock, no par value, 500,000,000 shares authorized; issued and outstanding: 22,481,643 shares at December 31, 2019 and 23,579,725 shares at December 31, 2018	352,344	377,372
Retained earnings (accumulated deficit)	1,611	(28,270)
Accumulated other comprehensive loss	(3,786)	(10,108)
Total Shareholders' Equity	350,169	338,994
Total Liabilities and Shareholders' Equity	3,564,694	3,353,281
Commercial [Member]
Loans
Loans	1,166,695	1,144,481
Allowance for loan losses	(7,922)	(7,090)
Mortgage [Member]
Loans
Loans	1,098,911	1,042,890
Allowance for loan losses	(8,216)	(7,978)
Installment [Member]
Loans
Loans	459,417	395,149
Allowance for loan losses	$ (1,283)	$ (895)